Transition Period Comparative Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Transition Period Comparative Data (Unaudited)

Note 15 - Transition Period Comparative Data (Unaudited)

The information furnished in these interim condensed financial statements includes normal recurring adjustments and reflects all adjustments, which in our opinion, are necessary for a fair presentation of such financial statements.

Consolidated Statements of Operations

	Three Months Ended	Three Months Ended
	December 31, 2011	December 31, 2010
Revenue	$1,697,641	$-
Cost of goods sold	1,669,569	-
Gross profit	28,072	-

Operating expenses:
Research and development costs	236,995	43,066
Marketing and sales	342,872	71,086
General and administrative expenses	578,859	1,925,595
Depreciation and amortization	44,164	74,194
Total operating costs and expenses	1,202,890	2,113,941

Loss from operations	(1,174,818)	(2,113,941)

Total other expense :
Interest expense, net	32,827	27,052
Amortization of debt and preferred stock discounts	281,684	133,786
Gain from change in fair value of derivative liability	(5,392)	-
Total other expense	309,119	160,838

Loss before income taxes	(1,483,937)	(2,274,779)

Provision for income taxes	-	-

Net loss	(1,483,937)	(2,274,779)
Accretion of preferred dividends and beneficial conversion feature	(210,180)	-
Net loss attributable to common shareholders	$(1,694,117)	$(2,274,779)

Weighted average common shares - basic and diluted	25,126,391	23,042,108

Basic and diluted net loss per share	$(0.07)	$(0.10)

Consolidated Statements of Cash Flows

	For the Three Months Ended December 31,	For the Three Months Ended December 31,
	2011	2010

Cash flow from operating activities:
Net loss	$(1,483,937)	$(2,274,779)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, and amortization	45,088	74,195
Accretion of interest expense on convertible debentures	102,857	133,786
Accretion of preferred stock discount	75,161	-
Accretion of revolving credit agreement discount	55,957	-
Change in fair value of derivative liability	(5,392)	-
Issuance of common stock and warrants for financial obligations	253,979	1,349,596
Allowance for doubtful accounts	32,731	-
Changes in operating assets and liabilities:
Accounts receivable	(196,140)	386,763
Inventories	65,080	(10,141)
Prepaid expenses and other	61,256	(85,175)
Accounts payable & accrued liabilities	111,293	(149,342)
Net cash used in operating activities	(882,067)	(575,097)

Cash flows from investing activities:
Purchase of equipment and leasehold improvements	(265,007)	(477)
Net cash used in investing activities	(265,007)	(477)

Cash flows from financing activities:
Proceeds from revolving credit agreement	466,000	-
Issuance of common stock, net of expenses	-	500,000
Repayment of notes and convertible debentures	-	(25,710)
Net cash provided by financing activities	466,000	474,290

Net (decrease) increase in cash	(681,074)	(101,284)
Cash and cash equivalents at beginning of period	2,663,846	886,896
Cash and cash equivalents at end of period	$1,982,772	$785,612

Supplemental disclosures of cash flow information:
Cash paid for interest	$55,394	$3,773
Accretion of dividends on 10% convertible preferred stock	176,620	-
Common stock issued for consulting services	-	36,750